U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20594

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.

1. Name and address of issuer: The American Funds Tax-Exempt Series 1 1101 Vermont Avenue, N.W. Suite 800 Washington, DC 20005

2.       Name of each series or class of funds for which this notice is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: / /
The Tax-Exempt Fund of Maryland

3. Investment Company Act File Number: 811-4653 Securities Act File Number: 33-5270
4(a). Last day of fiscal year for which this Form is filed: July 31, 2012

4(b).Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

(i)         Aggregate sale price of securities sold during the                                                                                                             $ 70,460,000
fiscal year pursuant to section 24(f):

(ii)         Aggregate price of securities redeemed or repurchased
during the fiscal year:                                                                                                                                                               $ 47,490,000

(iii)         Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:                                                                                                           $ 49,950,000

(iv)         Total available redemption credits [add items 5(ii) and 5(iii):                                                                                            $ 97,440,000

(v)         Net sales -- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                                                                                                                                           $ 0

(vi) Redemption credits available for use in future years $(26,980,000) if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
(vii) Multiplier for determining registration fee (See Instruction C.9): x .000114600 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $ 0

6.Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7.Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Insruction D): +$______0_
8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]: =$ 0
9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: / / Wire transfer / / Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Michael W. Stockton
Michael W. Stockton
Vice President and Treasurer

Date                September 26, 2012

* Please print the name and title of the signing officer below the signature.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20594

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.

1. Name and address of issuer: The American Funds Tax-Exempt Series 1 1101 Vermont Avenue, N.W. Suite 800 Washington, DC 20005

2.       Name of each series or class of funds for which this notice is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: / /
The Tax-Exempt Fund of Virginia

3. Investment Company Act File Number: 811-4653 Securities Act File Number: 33-5270
4(a). Last day of fiscal year for which this Form is filed: July 31, 2012

4(b).Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

(i)         Aggregate sale price of securities sold during the                                                                                                                     $  112,882,000
fiscal year pursuant to section 24(f):

(ii)         Aggregate price of securities redeemed or repurchased
during the fiscal year:                                                                                                                                                                       $    64,539,000

(iii)         Aggregate price of securities redeemed or repurchased
  during any prior fiscal year ending no earlier than
  October 11, 1995 that were not previously used to
   reduce registration fees payable to the Commission:                                                                                                                 $    45,394,000

(iv)         Total available redemption credits [add items 5(ii) and 5(iii):                                                                                                     $  109,933,000

(v)         Net sales -- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                                                                                                                                                     $     2,949,000

(vi) Redemption credits available for use in future years $(0) if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
(vii) Multiplier for determining registration fee (See Instruction C.9): x .000114600 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $ 337.96

6.Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7.Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Insruction D): +$______0_
8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]: =$ 337.96
9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: September 25, 2012 Method of delivery: /X/ Wire transfer / / Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Michael W. Stockton
Michael W. Stockton
Vice President and Treasurer

Date                September 26, 2012

* Please print the name and title of the signing officer below the signature.